                                                                                Registration No. 333-31537
                                                                       File No. 811-08299

                                         SECURITIES AND EXCHANGE COMMISSION
                                               WASHINGTON, D.C. 20549
                                                      FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       / X /

         PRE-EFFECTIVE AMENDMENT NO.                                            /   /
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         POST-EFFECTIVE AMENDMENT NO.  7                                        / X /
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                                                       and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
                  COMPANY ACT OF 1940                                                   / X /

         Amendment No.  9                                                                        / X /
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                                    Oppenheimer International Small Company Fund
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                           (Exact Name of Registrant as Specified in Charter)

                                     6803 South Tucson Way, Englewood, CO 80112
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                                      (Address of Principal Executive Offices)

                                                    303.768.3200
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                                           (Registrant's Telephone Number)

                                                ROBERT G. ZACK, ESQ.
                                               OppenheimerFunds, Inc.
                                    498 Seventh Avenue, New York, New York 10018

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                                       (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

/   /  Immediately upon filing pursuant to paragraph (b)
/ x  /  On December 28, 2001, pursuant to paragraph (b)
/    /  60 days after filing, pursuant to paragraph (a)(1)
/    /  On ___________, pursuant to paragraph (a)(1)
/    /  75 days after filing, pursuant to paragraph (a)(2)
/    /  On _______, pursuant to paragraph (a)(2)

              of Rule 485.

If appropriate, check the following box

/    /   This post-effective amendment designates a new effective date for a previously filed post-amendment.